Janus Henderson Small Cap Value Fund

Schedule of Investments (unaudited)

September 30, 2019

Shares or Principal Amounts		Value
Common Stocks – 94.9%
Aerospace & Defense – 2.3%
BWX Technologies Inc	651,787	$37,288,734
National Presto Industries Inc PLC£	451,514	40,225,382
		77,514,116
Auto Components – 1.3%
Dorman Products Inc*	543,994	43,269,283
Banks – 18.7%
Atlantic Union Bankshares Corp	2,011,538	74,919,733
BancFirst Corp	541,916	30,032,985
Bank of Hawaii Corp	752,983	64,703,829
Cadence BanCorp	4,211,762	73,874,305
Carolina Financial Corp£	1,381,402	49,095,027
FB Financial Corp	1,025,041	38,490,290
Fulton Financial Corp	2,490,623	40,298,280
Hancock Whitney Corp	1,320,008	50,549,706
HomeTrust Bancshares Inc	404,432	10,543,542
Independent Bank Corp	273,063	20,384,153
Pacific Premier Bancorp Inc	1,176,379	36,691,261
Pinnacle Financial Partners Inc	292,459	16,597,048
Prosperity Bancshares Inc	997,829	70,476,662
United Community Banks Inc/GA	2,021,663	57,314,146
		633,970,967
Building Products – 0.1%
PGT Innovations Inc*	152,223	2,628,891
Capital Markets – 0.8%
Cohen & Steers Inc	519,147	28,516,745
Chemicals – 5.3%
Innospec Inc	508,378	45,316,815
NewMarket Corp	125,889	59,430,938
Westlake Chemical Partners LP	1,635,460	38,008,090
WR Grace & Co	569,582	38,025,294
		180,781,137
Commercial Services & Supplies – 3.3%
UniFirst Corp/MA	567,627	110,755,380
Containers & Packaging – 1.9%
Graphic Packaging Holding Co	4,346,122	64,105,299
Electrical Equipment – 3.8%
Encore Wire Corp	514,113	28,934,280
Generac Holdings Inc*	790,747	61,947,120
Thermon Group Holdings Inc*,£	1,633,513	37,538,129
		128,419,529
Electronic Equipment, Instruments & Components – 3.5%
Avnet Inc	1,083,731	48,209,774
AVX Corp	1,561,732	23,738,326
Celestica Inc*	2,775,694	19,901,726
Littelfuse Inc	161,338	28,606,841
		120,456,667
Energy Equipment & Services – 1.4%
Apergy Corp*	1,725,991	46,688,057
Mammoth Energy Services Inc	189,407	469,729
		47,157,786
Entertainment – 0.3%
Sciplay Corp*	1,108,849	11,864,684
Equity Real Estate Investment Trusts (REITs) – 8.0%
Americold Realty Trust	984,477	36,494,562
Empire State Realty Trust Inc	2,217,584	31,644,924
Equity Commonwealth	2,342,511	80,231,002
Physicians Realty Trust	1,423,132	25,260,593
STAG Industrial Inc	2,503,681	73,808,516
Sun Communities Inc	173,377	25,737,816
		273,177,413
Food & Staples Retailing – 1.3%
Casey's General Stores Inc	151,193	24,366,264
Ingles Markets Inc£	504,830	19,617,694
		43,983,958
Food Products – 6.6%
Cal-Maine Foods Inc	1,364,839	54,532,142
Hostess Brands Inc*	1,562,585	21,852,751
Nomad Foods Ltd*	3,924,354	80,449,257

Shares or Principal Amounts		Value
Common Stocks – (continued)
Food Products – (continued)
Sanderson Farms Inc	173,508	$26,256,966
Seaboard Corp	9,555	41,803,125
		224,894,241
Hotels, Restaurants & Leisure – 3.0%
Cedar Fair LP	1,564,958	91,330,949
Century Casinos Inc*	1,449,362	11,203,568
		102,534,517
Information Technology Services – 0.9%
Cass Information Systems Inc	203,466	10,985,129
Euronet Worldwide Inc*	128,227	18,759,610
		29,744,739
Insurance – 8.0%
Argo Group International Holdings Ltd	1,019,320	71,597,037
First American Financial Corp	653,380	38,555,954
Hanover Insurance Group Inc	721,635	97,810,408
RenaissanceRe Holdings Ltd	339,798	65,733,923
		273,697,322
Leisure Products – 1.5%
Acushnet Holdings Corp	1,854,945	48,970,548
MasterCraft Boat Holdings Inc*	104,287	1,556,483
		50,527,031
Machinery – 2.8%
Lincoln Electric Holdings Inc	647,913	56,212,932
Trinity Industries Inc	1,956,036	38,494,788
		94,707,720
Metals & Mining – 0.9%
Commercial Metals Co	1,698,086	29,512,735
Multi-Utilities – 3.1%
Black Hills Corp	931,890	71,503,920
NorthWestern Corp	432,164	32,433,908
		103,937,828
Oil, Gas & Consumable Fuels – 2.2%
Delek US Holdings Inc	1,496,019	54,305,490
Jagged Peak Energy Inc*	2,902,595	21,072,840
		75,378,330
Pharmaceuticals – 0.8%
Phibro Animal Health Corp£	1,206,819	25,741,449
Professional Services – 1.2%
Korn Ferry	1,020,264	39,423,001
Real Estate Management & Development – 0.7%
Marcus & Millichap Inc*	681,711	24,193,923
Road & Rail – 1.4%
Ryder System Inc	911,805	47,204,145
Semiconductor & Semiconductor Equipment – 1.1%
MKS Instruments Inc	425,263	39,243,270
Software – 0.2%
Nice Ltd (ADR)*	46,368	6,667,718
Textiles, Apparel & Luxury Goods – 3.5%
Carter's Inc	402,272	36,691,229
Kontoor Brands Inc	645,286	22,649,539
Movado Group Inc£	1,152,918	28,661,541
Steven Madden Ltd	840,873	30,094,845
		118,097,154
Thrifts & Mortgage Finance – 3.5%
Merchants Bancorp/IN	289,022	4,780,424
Washington Federal Inc	1,771,243	65,518,279
WSFS Financial Corp	1,123,565	49,549,217
		119,847,920
Trading Companies & Distributors – 1.5%
GATX Corp	677,084	52,494,323
Total Common Stocks (cost $2,846,260,988)		3,224,449,221
Investment Companies – 1.0%
Open-End Fund – 1.0%
Boyd Group Income Fund (cost $16,049,990)	243,532	32,276,676
Repurchase Agreements – 4.0%
Undivided interest of 23.1% in a joint repurchase agreement (principal amount $53,200,000 with a maturity value of $53,202,956) with ING Financial Markets LLC, 2.0000%, dated 9/30/19, maturing 10/1/19 to be repurchased at $12,300,683 collateralized by $54,062,900 in U.S. Treasuries 0% - 2.8750%, 11/19/19 - 8/15/26 with a value of $54,267,039	$12,300,000	12,300,000

Shares or Principal Amounts		Value
Repurchase Agreements – (continued)
Undivided interest of 50.0% in a joint repurchase agreement (principal amount $150,000,000 with a maturity value of $150,009,167) with ING Financial Markets LLC, 2.2000%, dated 9/30/19, maturing 10/1/19 to be repurchased at $75,004,583 collateralized by $152,103,600 in U.S. Treasuries 0% - 2.8750%, 11/19/19 - 11/15/27 with a value of $153,009,380	$75,000,000	$75,000,000
Undivided interest of 50.0% in a joint repurchase agreement (principal amount $100,000,000 with a maturity value of $100,006,111) with Royal Bank of Canada, NY Branch, 2.2000%, dated 9/30/19, maturing 10/1/19 to be repurchased at $50,003,056 collateralized by $102,789,630 in U.S. Treasuries 0.1250%, 4/15/20 with a value of $102,006,247	50,000,000	50,000,000
Total Repurchase Agreements (cost $137,300,000)		137,300,000
Total Investments (total cost $2,999,610,978) – 99.9%		3,394,025,897
Cash, Receivables and Other Assets, net of Liabilities – 0.1%		4,326,297
Net Assets – 100%		$3,398,352,194

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$3,254,730,520	95.9%
United Kingdom	80,449,257	2.4
Canada	52,178,402	1.5
Israel	6,667,718	0.2

Total	$3,394,025,897	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 9/30/19
Common Stocks - 4.2%
Aerospace & Defense - 1.2%
National Presto Industries Inc PLC	$-	$-	$(1,896,359)	$40,225,382
Banks - 1.4%
Carolina Financial Corp	124,326	-	698,197	49,095,027
Electrical Equipment - N/A
Thermon Group Holdings Inc*,š	-	-	(4,361,479)	N/A
Food & Staples Retailing - N/A
Ingles Markets Incš	142,649	3,622,814	2,102,580	N/A
Pharmaceuticals - 0.8%
Phibro Animal Health Corp	124,801	-	(10,158,328)	25,741,449
Textiles, Apparel & Luxury Goods - 0.8%
Movado Group Inc	230,584	-	(1,668,505)	28,661,541
Total Affiliated Investments - 4.2%	$622,360	$3,622,814	$(15,283,894)	$143,723,399

(1) For securities that were affiliated for a portion of the period ended September 30, 2019, this column reflects amounts for the entire period ended September 30, 2019 and not just the period in which the security was affiliated.

	Share Balance at 6/30/19	Purchases	Sales	Share Balance at 9/30/19
Common Stocks - 4.2%
Aerospace & Defense - 1.2%
National Presto Industries Inc PLC	451,514	-	-	451,514
Banks - 1.4%
Carolina Financial Corp	1,290,498	90,904	-	1,381,402

Common Stocks - 4.2%
Electrical Equipment - N/A
Thermon Group Holdings Inc*,š	1,633,513	-	-	1,633,513
Food & Staples Retailing - N/A
Ingles Markets Incš	864,538	-	(359,708)	504,830
Pharmaceuticals - 0.8%
Phibro Animal Health Corp	921,151	285,668	-	1,206,819
Textiles, Apparel & Luxury Goods - 0.8%
Movado Group Inc	1,026,580	126,338	-	1,152,918

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company

*	Non-income producing security.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

š	Company was no longer an affiliate as of September 30, 2019.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2019.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$3,224,449,221	$-	$-
Investment Companies	32,276,676	-	-
Repurchase Agreements	-	137,300,000	-
Total Assets	$3,256,725,897	$137,300,000	$-

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2019 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.